Intangible Assets, Net (Details) - Schedule of estimated future amortization expense	Dec. 31, 2021 USD ($)
Schedule of estimated future amortization expense [Abstract]
2022	$ 297,232
2023	297,232
2024	297,232
2025	297,232
2026	297,232
2027 and Thereafter	2,624,866
Estimated future amortization expense	$ 4,111,029